Organization and Principal Activities (Details) - Schedule of principal subsidiaries and VIE subsidiaries and schools	12 Months Ended
Aug. 31, 2021
Impetus Investment Limited ("Impetus") [Member]
Major wholly owned subsidiaries:
Place of establishment	Cayman
Date of establishment	Apr. 01, 2014
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd ("Zhuhai Bright Scholar") [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Jan. 24, 2017
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Management consulting service
Time Education China Holdings Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	Hong Kong
Date of establishment	Aug. 16, 2013
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	Cayman
Date of establishment	Dec. 27, 2017
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Time Elan Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Dec. 06, 2013
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Complementary education services
Can-achieve (Beijing) Education Consulting Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	May 14, 2008
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Sep. 26, 2017
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Oct. 24, 2018
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Complementary education services
Bright Scholar (UK) Holdings Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	UK
Date of establishment	Jul. 31, 2018
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
CATS Colleges Holdings Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	UK
Date of establishment	Mar. 13, 2019
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Cambridge Arts and Science Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	UK
Date of establishment	Oct. 23, 1997
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Overseas School
CATS Canterbury Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	UK
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Overseas School
CATS College London Limited [Member]
Major wholly owned subsidiaries:
Place of establishment	UK
Date of establishment	Nov. 17, 2010
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Overseas School
CATS Academy Boston Inc. [Member]
Major wholly owned subsidiaries:
Place of establishment	US
Date of establishment	Jul. 05, 2012
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Overseas School
Foshan Meiliang Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Aug. 13, 2021
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Foshan Zhiliang Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Aug. 13, 2021
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Beijing Boteng Education Consulting Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Jun. 01, 2021
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Foshan Shangtai Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Aug. 13, 2021
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Foshan Renliang Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Aug. 12, 2021
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Foshan Yongliang Education Technology Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Aug. 13, 2021
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Investment holding
Foshan Shunde Guilanshan Kindergarten [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Nov. 02, 2018
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Kindergarten education services
Chengdu Pidu Bright Scholar Kindergarten [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Mar. 27, 2020
Equity interest attributed to the Group as of August 31, 2021	75.00%
Principal activities	Kindergarten education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Jul. 16, 2015
Equity interest attributed to the Group as of August 31, 2021	100.00%
Principal activities	Complementary education services
Chengdu Laizhe Education and Technology (Guangzhou) Co., Ltd. [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Feb. 06, 2018
Equity interest attributed to the Group as of August 31, 2021	80.00%
Principal activities	Complementary education services
Shanghai Huodai Business Information Consulting Co., Ltd [Member]
Major wholly owned subsidiaries:
Place of establishment	PRC
Date of establishment	Dec. 14, 2017
Equity interest attributed to the Group as of August 31, 2021	51.00%
Principal activities	Complementary education services